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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Mark A. Boyar           New York, New York      August 7, 2007
   ---------------------------     -------------------     --------------
           [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                         --------------------

Form 13F Information Table Entry Total:  47
                                         --------------------

Form 13F Information Table Value Total:  $326,358
                                         --------------------
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                          FORM 13F INFORMATION TABLE


                              TITLE OF                     VALUE   SHRS OR   SH/   PUT/   INVESTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP     (X$1000)  PRN AMT   PRN   CALL   DISCRETN   MGRS     SOLE    SHARED   NONE
--------------                --------         -----     --------  -------   ---   ----   --------   -----    ----    ------   ----
ALTRIA GROUP INC               COMMON        02209S103     1,263    18,000   SH             SOLE              18,000
AMERICAN EXPRESS CO            COMMON        025816109     1,148    18,763   SH             SOLE              18,763
AMERICAN INTL GROUP INC        COMMON        026874107       345     4,930   SH             SOLE               4,930
AMERIPRISE FINL INC            COMMON        03076C106     9,468   148,940   SH             SOLE             148,940
ARBITRON INC                   COMMON        03875Q108     1,932    37,500   SH             SOLE              37,500
BANK NEW YORK INC              COMMON        064057102     9,092   219,400   SH             SOLE             219,400
CABLEVISION SYS CORP           COMMON        12686C109     8,471   234,082   SH             SOLE             234,082
CARNIVAL CORP                  PAIRED CTF    143658300     7,272   149,100   SH             SOLE             149,100
CBS CORP NEW                   CL B          124857202    13,908   417,393   SH             SOLE             417,393
CITADEL BROADCASTING CORP      COMMON        17285T106        82    12,737   SH             SOLE              12,737
CITIGROUP INC                  COMMON        172967101    18,432   359,362   SH             SOLE             359,362
COCA COLA CO                   COMMON        191216100     6,748   129,000   SH             SOLE             129,000
COMCAST CORP NEW               CL A SPL      20030N200     8,532   305,150   SH             SOLE             305,150
CVS CAREMARK CORP              COMMON        126650100       955    26,200   SH             SOLE              26,200
DELL INC                       COMMON        24702R101     2,854    99,950   SH             SOLE              99,950
DIEBOLD INC                    COMMON        253651103     6,958   133,300   SH             SOLE             133,300
DISNEY WALT CO                 COMMON        254687106     5,633   165,000   SH             SOLE             165,000
DSP GROUP INC                  COMMON        23332B106     1,812    88,500   SH             SOLE              88,500
GENERAL ELECTRIC CO            COMMON        369604103    15,917   415,800   SH             SOLE             415,800
HEINZ H J CO                   COMMON        423074103    11,042   232,600   SH             SOLE             232,600
HILTON HOTELS CORP             COMMON        432848109     5,161   154,200   SH             SOLE             154,200
HOME DEPOT INC                 COMMON        437076102    13,961   354,800   SH             SOLE             354,800
IHOP CORP NEW                  COMMON        449623107     4,180    76,800   SH             SOLE              76,800
INFOUSA INC                    COMMON        456818301       286    28,000   SH             SOLE              28,000
JPMORGAN CHASE & CO            COMMON        46625H100    15,072   311,075   SH             SOLE             311,075
KRAFT FOODS INC                CL A          50075N104       439    12,456   SH             SOLE              12,456
LEHMAN BROS HLDGS INC          COMMON        524908100    10,509   141,020   SH             SOLE             141,020
LIMITED BRANDS INC             COMMON        532716107     8,919   324,900   SH             SOLE             324,900
MCDONALDS CORP                 COMMON        580135101     9,005   177,400   SH             SOLE             177,400
MELLON FINL CORP               COMMON        58551A108     2,530    57,500   SH             SOLE              57,500
MEREDITH CORP                  COMMON        589433101     3,949    64,100   SH             SOLE              64,100
MERRILL LYNCH & CO INC         COMMON        590188108    15,792   188,950   SH             SOLE             188,950
MGM MIRAGE                     COMMON        552953101     6,755    81,900   SH             SOLE              81,900
MICROSOFT CORP                 COMMON        594918104     8,686   294,748   SH             SOLE             294,748
MIDAS GROUP INC                COMMON        595626102     2,672   117,870   SH             SOLE             117,870
NASDAQ STOCK MARKET INC        COMMON        631103108     4,872   164,000   SH             SOLE             164,000
ORIENT-EXPRESS HOTELS LTD      CL A          G67743107     2,793    52,300   SH             SOLE              52,300
PEPSIAMERICAS INC              COMMON        71343P200     7,393   301,000   SH             SOLE             301,000
PFIZER INC                     COMMON        717081103    12,238   478,598   SH             SOLE             478,598
PLAYBOY ENTERPRISES INC        CL B          728117300     2,725   240,500   SH             SOLE             240,500
SAKS INC                       COMMON        79377W108     8,416   394,200   SH             SOLE             394,200
SCHOLASTIC CORP                COMMON        807066105     6,743   187,606   SH             SOLE             187,606
TIME WARNER INC                COMMON        887317105    16,684   792,980   SH             SOLE             792,980
TRAVELERS COMPANIES INC        COMMON        89417E109    13,693   255,940   SH             SOLE             255,940
UNITED PARCEL SERVICE INC      CL B          911312106    12,027   164,750   SH             SOLE             164,750
VIACOM INC NEW                 CL B          92553P201     1,919    46,093   SH             SOLE              46,093
WINDSTREAM CORP                COMMON        97381W104     2,210   149,708   SH             SOLE             149,708
